Schedule of Lease Cost (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Finance And Operating Leases
Finance lease and operating lease costs	$ 70,863	$ 88,138
Expenses relating to short-term leases		34,233
Total lease cost	$ 70,863	$ 122,371